Share-Based Payment Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 28, 2023
Share-Based Payment Transactions [Line Items]
Issuance of ordinary shares (in Shares)	365,444	57,293	3,739
Share-based compensation	$ 867	$ 569	$ 196
Number of shares issued (in Shares)		3,419
Ordinary shares granted discount rate		25.00%
Weighted average remaining contractual life	2 years 14 days	2 years 11 months 26 days
Share options outstanding	$ 31,941	$ 2,063,880
Share Options [Member]
Share-Based Payment Transactions [Line Items]
Share-based compensation	1,188	569	196
Restricted Share Units [Member]
Share-Based Payment Transactions [Line Items]
Share-based compensation	$ 867	456
Ordinary Shares [Member]
Share-Based Payment Transactions [Line Items]
Issuance of ordinary shares (in Shares)	192			5,291
Number of shares issued (in Shares)	1,059
Fair value of the ordinary shares granted	$ 106	105
Ordinary Shares [Member] | Share Options [Member]
Share-Based Payment Transactions [Line Items]
Share-based compensation	$ 0	$ 7	$ 103